Financial risk management objectives and policies - Maturity Profile of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Loans from related parties	$ 416,172	$ 355,009
Loans from third parties	25,143	0
Lease liabilities	88,674	73,333
Derivative financial instruments	31,907	19,327
Other non-current liabilities	0	114
Trade and other payables	148,558	162,696
Total liabilities, undiscounted cash flows	710,454	610,479
Less than 6 months
Disclosure of detailed information about financial instruments [line items]
Loans from related parties	11,446	4,676
Loans from third parties	25,143	0
Lease liabilities	6,974	6,053
Derivative financial instruments	2,210	2,706
Other non-current liabilities	0	0
Trade and other payables	148,558	162,696
Total liabilities, undiscounted cash flows	194,331	176,131
6 to 12 months
Disclosure of detailed information about financial instruments [line items]
Loans from related parties	7,135	269,876
Loans from third parties	0	0
Lease liabilities	6,974	6,053
Derivative financial instruments	3,436	16,621
Other non-current liabilities	0	0
Trade and other payables	0	0
Total liabilities, undiscounted cash flows	17,545	292,550
1 to 5 years
Disclosure of detailed information about financial instruments [line items]
Loans from related parties	397,591	80,457
Loans from third parties	0	0
Lease liabilities	37,286	34,403
Derivative financial instruments	26,261	0
Other non-current liabilities	0	114
Trade and other payables	0	0
Total liabilities, undiscounted cash flows	461,138	114,974
Over 5 years
Disclosure of detailed information about financial instruments [line items]
Loans from related parties	0	0
Loans from third parties	0	0
Lease liabilities	37,440	26,824
Derivative financial instruments	0	0
Other non-current liabilities	0	0
Trade and other payables	0	0
Total liabilities, undiscounted cash flows	$ 37,440	$ 26,824